Summarized Financial Information of Citizens Holding Company - Summarized Balance Sheets Financial Information of Citizens Holding Company (Detail) - USD ($)		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Assets
Other assets		$ 7,185,537		$ 6,294,966
Total assets		993,095,828		1,025,211,907
Liabilities
Other liabilities		1,142,278		1,308,464
Shareholders' equity		88,451,040		85,059,395		$ 86,425,336	$ 81,857,786
Total liabilities and shareholders' equity		993,095,828		1,025,211,907
Citizens Holding Company [Member]
Assets
Cash		2,369,429	[1]	1,444,895	[1]	$ 2,196,895	$ 1,688,498
Investment in bank subsidiary	[1]	85,729,466		82,996,430
Other assets	[1]	352,145		618,070
Total assets		88,451,040		85,059,395
Liabilities
Other liabilities		0		0
Shareholders' equity		88,451,040		85,059,395
Total liabilities and shareholders' equity		$ 88,451,040		$ 85,059,395

[1]	Fully or partially eliminates in consolidation.